Fair Value of Financial Instruments - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Carrying Amount	$ 96,436	$ 135,034	$ 153,292	$ 127,034	$ 155,584	$ 222,580
Debt securities available for sale, Carrying Amount	420,458	407,898
Debt securities held to maturity, Carrying Amount	219,906	216,414		210,015
Loans receivable, Carrying Amount	1,801,487	1,729,084		1,349,975
Mortgage-backed securities available for sale, Carrying Amount	391,548	437,223		780,652
Mortgage-backed securities held to maturity, Carrying Amount	322,529	295,658		101,114
FHLB stock, Carrying Amount	27,382	25,990		15,666
Interest receivable, Carrying Amount	9,059	9,013		8,028
Deposits, Carrying Amount	2,464,845	2,479,941		2,370,508
Borrowings, Carrying Amount	563,002	512,257		287,695
Interest payable on borrowings, Carrying Amount	1,032	1,001		938
Cash and cash equivalents, Fair Value	96,436	135,034		127,034
Debt securities available for sale, Carrying Amount	420,458	407,898		300,122
Debt securities held to maturity, Fair value	218,064	213,472		202,328
Loans receivable, Fair Value	1,805,949	1,711,972		1,359,799
Mortgage-backed securities available for sale, Fair Value	391,548	437,223		780,652
Mortgage-backed securities held to maturity, Fair Value	325,709	293,781		96,447
FHLB stock, Fair Value	27,382	25,990		15,666
Interest receivable, Fair Value	9,059	9,013		8,028
Deposits, Fair Value	2,475,832	2,490,933		2,376,290
Borrowings, Fair Value	575,243	521,839		295,914
Interest payable on borrowings, Fair Value	1,032	1,001		938
Derivative instruments, Fair Value	(4,346)	(975)		5,645
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Fair Value	96,436	135,034		127,034
Interest receivable, Fair Value	9,059	9,013		8,028
Deposits, Fair Value	1,443,931	1,442,723		1,389,044
Interest payable on borrowings, Fair Value	1,032	1,001		938
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale, Carrying Amount	420,458	407,898		299,122
Debt securities held to maturity, Fair value	218,064	213,472		202,328
Mortgage-backed securities available for sale, Fair Value	391,548	437,223		780,652
Mortgage-backed securities held to maturity, Fair Value	325,709	293,781		96,447
Derivative instruments, Fair Value	(4,346)	(975)		5,645
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale, Carrying Amount				1,000
Loans receivable, Fair Value	1,805,949	1,711,972		1,359,799
FHLB stock, Fair Value	27,382	25,990		15,666
Deposits, Fair Value	1,031,901	1,048,210		987,246
Borrowings, Fair Value	575,243	521,839		295,914
Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, Carrying Amount	(5,749)	(2,714)		2,837
Derivative instruments, Fair Value	(5,749)	(2,714)		2,837
Interest Rate Swaps [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, Fair Value	(5,749)	(2,714)		2,837
Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, Carrying Amount	1,403	1,739		2,808
Derivative instruments, Fair Value	1,403	1,739		2,808
Interest Rate Caps [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, Fair Value	$ 1,403	$ 1,739		$ 2,808